SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recent accounting pronouncements (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 20, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Right-of-use assets	¥ 28,668	$ 4,394		¥ 121,791
Operating lease liabilities	29,503	4,522		125,407
Retained earnings (deficit)	¥ (1,822,749)	$ (279,349)	¥ 44,767	¥ 488,236